Interests in other entities	12 Months Ended
Jun. 30, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Interests in other entities

12. Interests in other entities

The Group’s subsidiaries as of June 30, 2018 and 2017 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

	Country of	Class of
	incorporation	shares	Equity holding
			As of June 30,
			2018	2017
			%	%
Mesoblast, Inc.	USA	Ordinary	100	100
Mesoblast International Sàrl (includes Mesoblast International Sàrl Singapore Branch)	Switzerland	Ordinary	100	100
Mesoblast Australia Pty Ltd	Australia	Ordinary	100	100
Mesoblast UK Ltd	United Kingdom	Ordinary	100	100
Mesoblast International (UK) Ltd	United Kingdom	Ordinary	100	100